Statements of Net Assets Available for Benefits - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Statements of Net Assets Available for Benefits
Net assets available for benefits	$ 44,350,873	$ 37,725,676
Statement [Line Items]
Investments, at fair value	43,449,752	36,826,541
Employer contributions	525,519	522,074
Notes receivable from participants	361,067	368,845
Accrued interest and dividends	14,535	8,216
Total receivables	901,121	899,135
Money Market Assets
Statement [Line Items]
Investments, at fair value	3,975,301	1,797,899
Marketable Equity Securities
Statement [Line Items]
Investments, at fair value	11,526,281	7,795,677
Mutual Funds [Member]
Statement [Line Items]
Investments, at fair value	$ 27,948,170	$ 27,232,965